Intangible Assets (Schedule Of Components Of Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 237,843	$ 236,819
Intangible assets, Accumulated Amortization	157,925	153,888
Intangible assets, Carrying Value	79,918	82,931
Refinery Services Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	94,654	94,654
Intangible assets, Accumulated Amortization	82,981	81,880
Intangible assets, Carrying Value	11,673	12,774
Refinery Services Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	38,678	38,678
Intangible assets, Accumulated Amortization	29,661	28,983
Intangible assets, Carrying Value	9,017	9,695
Refinery Services Segment Total [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	133,332	133,332
Intangible assets, Accumulated Amortization	112,642	110,863
Intangible assets, Carrying Value	20,690	22,469
Supply And Logistics Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	35,430	35,430
Intangible assets, Accumulated Amortization	30,601	30,228
Intangible assets, Carrying Value	4,829	5,202
Supply And Logistics Intangibles Associated With Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	13,260	13,260
Intangible assets, Accumulated Amortization	3,631	3,512
Intangible assets, Carrying Value	9,629	9,748
Supply And Logistics Segment Total [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	48,690	48,690
Intangible assets, Accumulated Amortization	34,232	33,740
Intangible assets, Carrying Value	14,458	14,950
Marine Transportation Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	32,000	32,000
Intangible assets, Accumulated Amortization	2,083	833
Intangible assets, Carrying Value	29,917	31,167
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	23,821	22,797
Intangible assets, Accumulated Amortization	8,968	8,452
Intangible assets, Carrying Value	$ 14,853	$ 14,345